UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00642

Deutsche International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 5/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of May 31, 2017 (Unaudited)

Deutsche Emerging Markets Frontier Fund

	Shares	Value ($)
Common Stocks 81.5%
Argentina 21.9%
Adecoagro SA*	9,653	106,183
Grupo Financiero Galicia SA (ADR)	4,268	190,182
Grupo Supervielle SA (ADR)	7,327	125,805
Pampa Energia SA (ADR)*	3,399	212,505
YPF SA (ADR)	6,936	171,042
(Cost $509,802)		805,717
Cambodia 0.9%
NagaCorp Ltd. (Cost $48,118)	65,500	33,790
Chile 3.3%
Cencosud SA (ADR)	9,661	80,187
Enel Americas SA (ADR)	4,552	42,743
(Cost $118,302)		122,930
Colombia 7.7%
Bancolombia SA (ADR)	1,356	59,678
Ecopetrol SA (ADR)	4,940	45,102
Grupo Aval Acciones y Valores (ADR)	7,778	65,024
Grupo de Inversiones Suramericana SA	8,524	112,819
(Cost $279,870)		282,623
Egypt 2.1%
Commercial International Bank Egypt SAE (ADR) (Cost $69,407)	17,662	78,596
Indonesia 2.7%
PT Aneka Tambang (Persero) Tbk*	1,155,200	67,213
PT Cikarang Listrindo Tbk 144A	354,100	31,502
(Cost $107,829)		98,715
Luxembourg 3.5%
Globant SA* (Cost $125,251)	3,332	130,481
Peru 10.6%
Cia de Minas Buenaventura SAA (ADR)	5,962	74,167
Credicorp Ltd.	899	150,601
InRetail Peru Corp. 144A (a)	2,261	38,460
InRetail Peru Corp. 144A (a)	1,699	28,900
Southern Copper Corp.	2,797	97,783
(Cost $328,896)		389,911
Philippines 19.3%
BDO Unibank, Inc.	36,796	90,558
CEMEX Holdings Philippines, Inc. 144A*	231,300	35,363
GT Capital Holdings, Inc.	2,645	63,501
International Container Terminal Services, Inc.	62,930	126,429
Jollibee Foods Corp.	6,530	26,842
Megawide Construction Corp.*	121,900	46,531
Metro Pacific Investments Corp.	522,600	65,830
Robinsons Land Corp.	142,500	71,000
Semirara Mining & Power Corp.	35,270	111,957
SM Investments Corp.	4,760	73,635
(Cost $729,353)		711,646
Singapore 1.0%
Jardine Cycle & Carriage Ltd. (Cost $32,309)	1,200	38,004
Thailand 1.6%
Minor International PCL (NVDR) (Cost $42,461)	54,500	60,005
United Arab Emirates 6.9%
Emaar Properties PJSC	50,838	98,409
NMC Health PLC	5,361	156,936
(Cost $152,543)		255,345
Total Common Stocks (Cost $2,544,141)		3,007,763
Preferred Stock 0.0%
Colombia
Grupo de Inversiones Suramericana SA (Cost $1,458)	115	1,491
Participatory Note 1.8%
Saudi Arabia
Saudi Basic Industries Corp. (issuer Merrill Lynch International), Expiration Date 2/12/2020 (Cost $63,877)	2,474	64,429
Exchange-Traded Funds 5.4%
Pakistan 1.8%
Global X MSCI Pakistan ETF (Cost $44,570)	3,592	64,728
Vietnam 3.6%
VanEck Vectors Vietnam ETF (Cost $165,744)	9,280	134,003
Total Exchange-Traded Funds (Cost $210,314)		198,731
Cash Equivalents 11.3%
Deutsche Central Cash Management Government Fund, 0.85% (b) (Cost $415,654)	415,654	415,654
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $3,235,444) †	100.0	3,688,068
Other Assets and Liabilities, Net	0.0	1,631
Net Assets	100.0	3,689,699

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Non-income producing security.
† The cost for federal income tax purposes was $3,237,546. At May 31, 2017, net unrealized appreciation for all securities based on tax cost was $450,522. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $586,516 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $135,994.
(a) Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
MSCI: Morgan Stanley Capital International
NVDR: Non-Voting Depository Receipt
PJSC: Public Joint Stock Company

At May 31, 2017 the Deutsche Emerging Markets Frontier Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Preferred Stock & Participatory Note
Financials	1,004,085	33%
Materials	338,955	11%
Energy	328,101	11%
Utilities	286,750	9%
Consumer Staples	253,730	8%
Consumer Discretionary	205,172	7%
Industrials	200,064	6%
Real Estate	169,409	6%
Health Care	156,936	5%
Information Technology	130,481	4%
Total	3,073,683	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$805,717	$—	$—	$805,717
Cambodia	33,790	—	—	33,790
Chile	122,930	—	—	122,930
Colombia	282,623	—	—	282,623
Egypt	78,596	—	—	78,596
Indonesia	98,715	—	—	98,715
Luxembourg	130,481	—	—	130,481
Peru	389,911	—	—	389,911
Philippines	711,646	—	—	711,646
Singapore	38,004	—	—	38,004
Thailand	60,005	—	—	60,005
United Arab Emirates	255,345	—	—	255,345
Preferred Stock	1,491	—	—	1,491
Participatory Note	64,429	—	—	64,429
Exchange-Traded Funds (d)	198,731	—	—	198,731
Short-Term Investments	415,654	—	—	415,654
Total	$3,688,068	$—	$—	$3,688,068

There have been no transfers between fair value measurement levels during the period ended May 31, 2017.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Emerging Markets Frontier Fund, a series of Deutsche International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 21, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 21, 2017